LEASES - Operating leases recognized in balance sheet (Details) - Dec. 31, 2019	USD ($)	CNY (¥)
LEASES
Operating lease right-of-use assets	$ 1,329,772	¥ 9,257,604
Operating lease liabilities- current portion	489,481	3,407,670
Operating lease liabilities-non-current portion	$ 898,001	¥ 6,251,705